Document and Entity Information	Aug. 04, 2025
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 04, 2025
Entity File Number	001-40429
Entity Registrant Name	Paymentus Holdings, Inc.
Entity Central Index Key	0001841156
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3188251
Entity Address, Address Line One	11605 North Community House Road
Entity Address, Address Line2	Suite 300
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(888)
Local Phone Number	440-4826
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PAY
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false